United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2013 – (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.4%
Alternative Strategies Investment Companies — 10.0%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $45,893,268)	4,401,798	$37,371,266
Domestic Equity Investment Companies — 60.2%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,327,320	18,609,027
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,357,194	18,607,132
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,904,238	37,494,442
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,858,097	37,469,650
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,492,531	37,487,674
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	980,232	18,614,600
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	939,788	18,701,772
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,918,775	37,281,804
Total Domestic Equity Investment Companies (cost $211,556,502)		224,266,101
Fixed Income Investment Companies — 10.1%
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	5,189,748	18,683,093
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,892,630	18,737,039
Total Fixed Income Investment Companies (cost $36,481,097)		37,420,132
Foreign Equity Investment Companies — 10.1%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,604,459	18,659,860
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,790,764	18,781,840
Total Foreign Equity Investment Companies (cost $40,939,568)		37,441,700
Global Strategies Investment Companies — 10.0%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A† (cost $38,852,421)	2,504,095	37,361,091
TOTAL INVESTMENTS (cost $373,722,856)(1)	100.4%	373,860,290
Liabilities in excess of other assets	(0.4)	(1,363,551)
NET ASSETS	100.0%	$372,496,739

†                                         Non-income producing security

#                                         See Note 3

@                                    The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$37,371,266	$—	$—	$37,371,266
Domestic Equity Investment Companies	224,266,101	—	—	224,266,101
Fixed Income Investment Companies	37,420,132	—	—	37,420,132
Foreign Equity Investment Companies	37,441,700	—	—	37,441,700
Global Strategies Investment Companies	37,361,091	—	—	37,361,091
Total	$373,860,290	$—	$—	$373,860,290

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2013 – (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Alternative Strategies Investment Companies — 2.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $5,232,478)	514,195	$4,365,515
Domestic Equity Investment Companies — 63.1%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,247,950	17,496,266
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,274,663	17,475,635
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	892,663	17,576,540
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	669,568	8,778,035
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	583,254	8,772,140
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	645,151	12,251,422
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	618,024	12,298,686
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	810,088	15,740,017
Total Domestic Equity Investment Companies (cost $98,381,020)		110,388,741
Fixed Income Investment Companies — 25.1%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	782,794	8,853,399
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,874,968	17,549,886
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,775,411	17,576,566
Total Fixed Income Investment Companies (cost $43,923,688)		43,979,851
Foreign Equity Investment Companies — 5.0%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A (cost $8,781,033)	755,033	8,781,033
Global Strategies Investment Companies — 4.5%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A† (cost $7,995,300)	526,659	7,857,748
TOTAL INVESTMENTS (cost $164,313,519) (1)	100.2%	175,372,888
Liabilities in excess of other assets	(0.2)	(346,599)
NET ASSETS	100.0%	$175,026,289

†                                         Non-income producing security

#                                         See Note 3

@                                    The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$4,365,515	$—	$—	$4,365,515
Domestic Equity Investment Companies	110,388,741	—	—	110,388,741
Fixed Income Investment Companies	43,979,851	—	—	43,979,851
Foreign Equity Investment Companies	8,781,033	—	—	8,781,033
Global Strategies Investment Companies	7,857,748	—	—	7,857,748
Total	$175,372,888	$—	$—	$175,372,888

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

FOCUSED LARGE-CAP GROWTH PORTFOLIO

Portfolio of Investments — January 31, 2013 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.3%
Aerospace/Defense-Equipment — 3.0%
United Technologies Corp.	96,775	$8,474,587
Apparel Manufacturers — 0.9%
Michael Kors Holdings, Ltd.†	47,239	2,651,525
Applications Software — 2.8%
Red Hat, Inc.†	52,081	2,889,251
Salesforce.com, Inc.†	29,772	5,124,654
		8,013,905
Building-Residential/Commercial — 1.1%
PulteGroup, Inc.†	153,678	3,187,282
Cable/Satellite TV — 3.4%
Comcast Corp., Class A	180,192	6,861,711
DISH Network Corp., Class A	76,441	2,848,956
		9,710,667
Chemicals-Diversified — 1.7%
LyondellBasell Industries NV, Class A	77,355	4,905,854
Commercial Services-Finance — 3.8%
Alliance Data Systems Corp.†	32,831	5,174,166
Mastercard, Inc., Class A	10,815	5,606,496
		10,780,662
Computers — 3.5%
Apple, Inc.	21,746	9,901,171
Computers-Memory Devices — 2.5%
EMC Corp.†	284,841	7,009,937
Cosmetics & Toiletries — 3.5%
Estee Lauder Cos., Inc., Class A	76,505	4,661,450
Procter & Gamble Co.	70,765	5,318,697
		9,980,147
Diversified Banking Institutions — 2.3%
Goldman Sachs Group, Inc.	44,437	6,570,455
Diversified Manufacturing Operations — 1.7%
General Electric Co.	222,182	4,950,215
E-Commerce/Products — 4.3%
Amazon.com, Inc.†	23,148	6,145,794
eBay, Inc.†	108,599	6,073,942
		12,219,736
Electric Products-Misc. — 1.9%
AMETEK, Inc.	131,955	5,408,835
Electronic Components-Semiconductors — 1.7%
Xilinx, Inc.	130,844	4,774,498
Electronic Design Automation — 1.5%
Cadence Design Systems, Inc.†	302,888	4,219,230
Engineering/R&D Services — 2.0%
Fluor Corp.	86,923	5,635,218
Enterprise Software/Service — 2.9%
Oracle Corp.	237,624	8,438,028
Finance-Credit Card — 2.5%
Visa, Inc., Class A	44,744	7,065,525
Food-Misc./Diversified — 1.8%
Mondelez International, Inc., Class A	186,852	5,192,617
Food-Retail — 1.7%
Whole Foods Market, Inc.	51,122	4,920,492
Instruments-Controls — 2.7%
Honeywell International, Inc.	112,064	7,647,247
Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	185,985	5,759,955
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	19,582	2,818,437
Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	6,191	3,555,987
Medical Products — 1.5%
Baxter International, Inc.	64,846	4,399,153
Medical-Biomedical/Gene — 6.4%
Biogen Idec, Inc.†	37,210	5,807,737
Celgene Corp.†	66,536	6,584,403
Gilead Sciences, Inc.†	146,716	5,787,946
		18,180,086
Medical-Drugs — 2.2%
Allergan, Inc.	60,731	6,377,362
Multimedia — 4.0%
Viacom, Inc., Class B	108,598	6,553,889
Walt Disney Co.	90,214	4,860,731
		11,414,620
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	49,856	3,989,477
Oil Refining & Marketing — 1.2%
Tesoro Corp.	73,391	3,573,408
Oil-Field Services — 1.7%
Halliburton Co.	121,151	4,928,423
Retail-Apparel/Shoe — 2.7%
Lululemon Athletica, Inc.†	42,866	2,957,754
Urban Outfitters, Inc.†	108,435	4,639,934
		7,597,688
Retail-Discount — 2.1%
Costco Wholesale Corp.	59,366	6,075,516
Retail-Drug Store — 1.9%
Walgreen Co.	134,557	5,376,898
Retail-Restaurants — 2.4%
Starbucks Corp.	123,835	6,949,620
Semiconductor Components-Integrated Circuits — 3.0%
QUALCOMM, Inc.	131,064	8,654,156
Semiconductor Equipment — 1.4%
Lam Research Corp.†	99,684	4,101,000
Transport-Truck — 1.5%
J.B. Hunt Transport Services, Inc.	65,067	4,377,057
Vitamins & Nutrition Products — 1.9%
Mead Johnson Nutrition Co.	71,318	5,420,168
Web Portals/ISP — 3.6%
Google, Inc., Class A†	13,528	10,222,974
Total Long-Term Investment Securities (cost $245,328,416)		275,429,818
REPURCHASE AGREEMENT — 3.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $10,857,000)	$10,857,000	10,857,000

1

TOTAL INVESTMENTS (cost $256,185,416) (2)	100.1%	286,286,818
Liabilities in excess of other assets	(0.1)	(211,736)
NET ASSETS	100.0%	$286,075,082

†                                         Non-income producing security

(1)                                 See Note 2 for details of Joint Repurchase Agreement.

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$18,180,086	$—	$—	$18,180,086
Other Industries*	257,249,732	—	—	257,249,732
Repurchase Agreement	—	10,857,000	—	10,857,000
Total	$275,429,818	$10,857,000	$—	$286,286,818

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

FOCUSED SMALL-CAP GROWTH PORTFOLIO

Portfolio of Investments — January 31, 2013 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.2%
Aerospace/Defense-Equipment — 1.9%
Triumph Group, Inc.	38,421	$2,703,686
Auto-Heavy Duty Trucks — 2.3%
Oshkosh Corp.†	80,504	3,154,147
Banks-Commercial — 2.1%
Signature Bank†	38,977	2,881,570
Building & Construction-Misc. — 2.6%
MasTec, Inc.†	126,441	3,578,280
Building-Heavy Construction — 1.7%
Chicago Bridge & Iron Co. NV	47,755	2,426,432
Chemicals-Diversified — 2.2%
Chemtura Corp.†	126,382	2,997,781
Commercial Services-Finance — 1.8%
Global Payments, Inc.	49,704	2,448,419
Computer Aided Design — 2.4%
Aspen Technology, Inc.†	108,311	3,314,317
Computer Services — 1.5%
LivePerson, Inc.†	151,077	2,019,899
Computer Software — 1.8%
Cornerstone OnDemand, Inc.†	76,378	2,496,033
Consumer Products-Misc. — 2.5%
Jarden Corp.†	59,562	3,504,628
Data Processing/Management — 1.5%
CommVault Systems, Inc.†	26,612	2,041,939
Diversified Manufacturing Operations — 4.3%
Actuant Corp., Class A	97,687	2,879,813
Crane Co.	61,268	3,080,555
		5,960,368
E-Commerce/Services — 1.9%
Move, Inc.†	280,593	2,645,992
Electronic Components-Semiconductors — 3.2%
Applied Micro Circuits Corp.†	268,814	2,303,736
Fairchild Semiconductor International, Inc.†	147,803	2,183,050
		4,486,786
Electronic Design Automation — 2.8%
Cadence Design Systems, Inc.†	277,448	3,864,851
Enterprise Software/Service — 0.8%
Informatica Corp.†	30,716	1,136,799
Finance-Investment Banker/Broker — 2.4%
Evercore Partners, Inc., Class A	86,442	3,312,457
Food-Misc./Diversified — 2.0%
Annie’s, Inc.†	57,601	2,065,572
Hain Celestial Group, Inc.†	12,672	730,920
		2,796,492
Human Resources — 2.2%
Team Health Holdings, Inc.†	88,853	3,009,451
Internet Telephone — 1.3%
BroadSoft, Inc.†	51,055	1,734,338
Investment Management/Advisor Services — 2.5%
Affiliated Managers Group, Inc.†	23,873	3,436,041
Medical Instruments — 2.9%
Endologix, Inc.†	263,915	4,045,817
Medical-Biomedical/Gene — 3.9%
Ariad Pharmaceuticals, Inc.†	119,784	2,381,306
Cubist Pharmaceuticals, Inc.†	70,444	3,031,910
		5,413,216
Medical-Drugs — 2.1%
Jazz Pharmaceuticals PLC†	52,708	2,972,204
Medical-Hospitals — 2.2%
Universal Health Services, Inc., Class B	53,904	3,053,123
Networking Products — 1.1%
Procera Networks, Inc.†	90,509	1,523,266
Oil Companies-Exploration & Production — 2.8%
Energy XXI Bermuda, Ltd.	60,000	1,879,200
Rex Energy Corp.†	149,824	1,967,189
		3,846,389
Oil Field Machinery & Equipment — 3.4%
Dril-Quip, Inc.†	30,232	2,451,513
Forum Energy Technologies, Inc.†	86,019	2,194,345
		4,645,858
Patient Monitoring Equipment — 2.0%
Insulet Corp.†	121,693	2,807,457
Retail-Apparel/Shoe — 3.4%
Francesca’s Holdings Corp.†	82,349	2,338,712
Hot Topic, Inc.	210,893	2,340,912
		4,679,624
Retail-Automobile — 1.4%
Penske Automotive Group, Inc.	59,791	1,968,320
Retail-Home Furnishings — 1.9%
Pier 1 Imports, Inc.	123,747	2,684,072
Retail-Restaurants — 2.0%
Domino’s Pizza, Inc.†	60,690	2,826,333
Retirement/Aged Care — 1.6%
Emeritus Corp.†	81,623	2,210,351
Steel-Producers — 2.8%
Carpenter Technology Corp.	38,742	2,027,369
Reliance Steel & Aluminum Co.	29,300	1,896,296
		3,923,665
Television — 1.9%
AMC Networks, Inc., Class A†	47,251	2,691,889
Therapeutics — 2.2%
BioMarin Pharmaceutical, Inc.†	56,360	3,093,600
Transport-Services — 2.0%
Hub Group, Inc., Class A†	75,820	2,790,934
Transport-Truck — 2.7%
Swift Transportation Co.†	273,303	3,733,319
Wireless Equipment — 3.2%
Aruba Networks, Inc.†	127,465	2,936,794
SBA Communications Corp., Class A†	21,573	1,502,775
		4,439,569
Total Long-Term Investment Securities (cost $116,636,271)		129,299,712

1

REPURCHASE AGREEMENT — 4.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $6,521,000)	$6,521,000	6,521,000
TOTAL INVESTMENTS (cost $123,157,271)(2)	97.9%	135,820,712
Other assets less liabilities	2.1	2,887,438
NET ASSETS	100.0%	$138,708,150

†                                         Non-income producing security

(1)                                 See Note 2 for details of Joint Repurchase Agreement.

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$129,299,712	$—	$—	$129,299,712
Repurchase Agreement	—	6,521,000	—	6,521,000
Total	$129,299,712	$6,521,000	$—	$135,820,712

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

FOCUSED SMALL-CAP VALUE PORTFOLIO

Portfolio of Investments — January 31, 2013 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 88.6%
Aerospace/Defense-Equipment — 2.0%
Triumph Group, Inc.	28,100	$1,977,397
Airlines — 5.5%
Copa Holdings SA, Class A	18,992	2,081,523
US Airways Group, Inc.†	243,400	3,475,752
		5,557,275
Auto-Heavy Duty Trucks — 3.1%
Oshkosh Corp.†	80,000	3,134,400
Banks-Commercial — 2.8%
First Republic Bank	79,000	2,819,510
Banks-Super Regional — 4.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	174,548	4,049,513
Building & Construction Products-Misc. — 0.9%
Louisiana-Pacific Corp.†	45,700	887,951
Building-Heavy Construction — 2.8%
Chicago Bridge & Iron Co. NV	55,600	2,825,036
Building-Residential/Commercial — 1.5%
Toll Brothers, Inc.†	39,200	1,468,040
Chemicals-Diversified — 3.1%
Chemtura Corp.†	80,900	1,918,948
Innophos Holdings, Inc.	23,500	1,188,395
		3,107,343
Coatings/Paint — 1.4%
Valspar Corp.	21,100	1,398,508
Containers-Paper/Plastic — 1.7%
Rock-Tenn Co., Class A	22,200	1,752,690
Data Processing/Management — 1.6%
CommVault Systems, Inc.†	20,800	1,595,984
Diversified Operations/Commercial Services — 0.6%
Prospect Global Resources, Inc.†	391,000	563,040
E-Commerce/Services — 1.2%
Move, Inc.†	126,300	1,191,009
Electronic Components-Semiconductors — 1.1%
Applied Micro Circuits Corp.†	133,300	1,142,381
Electronic Design Automation — 2.8%
Cadence Design Systems, Inc.†	203,200	2,830,576
Engineering/R&D Services — 3.0%
Foster Wheeler AG†	116,300	3,036,593
Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	115,600	1,406,852
Food-Misc./Diversified — 4.7%
Hain Celestial Group, Inc.†	25,100	1,447,765
J&J Snack Foods Corp.	48,300	3,291,645
		4,739,410
Gold Mining — 1.4%
Detour Gold Corp.†	66,700	1,412,706
Insurance Brokers — 2.3%
eHealth, Inc.†	96,100	2,341,957
Insurance-Life/Health — 2.0%
Protective Life Corp.	63,200	1,999,648
Investment Companies — 1.7%
Ares Capital Corp.	96,554	1,729,282
Investment Management/Advisor Services — 0.6%
U.S. Global Investors, Inc., Class A	166,548	647,872
Machinery-General Industrial — 2.1%
Flow International Corp.†	108,671	409,690
Gardner Denver, Inc.	24,400	1,717,028
		2,126,718
Medical-Drugs — 1.7%
Cadence Pharmaceuticals, Inc.†	356,327	1,685,427
Miscellaneous Manufacturing — 1.6%
Trimas Corp.†	53,767	1,660,863
Oil & Gas Drilling — 1.2%
Pacific Drilling SA†	115,948	1,207,019
Oil Companies-Exploration & Production — 2.4%
PDC Energy, Inc.†	24,500	907,235
Rex Energy Corp.†	114,730	1,506,405
		2,413,640
Oil Field Machinery & Equipment — 2.1%
Forum Energy Technologies, Inc.†	45,400	1,158,154
Thermon Group Holdings, Inc.†	41,100	994,620
		2,152,774
Oil Refining & Marketing — 2.0%
Tesoro Corp.	40,800	1,986,552
Oil-Field Services — 2.8%
Helix Energy Solutions Group, Inc.†	53,600	1,271,392
Superior Energy Services, Inc.†	60,800	1,518,176
		2,789,568
Real Estate Investment Trusts — 7.3%
Extra Space Storage, Inc.	106,283	4,234,315
iStar Financial, Inc.†	126,800	1,228,692
Two Harbors Investment Corp.	153,200	1,902,744
		7,365,751
Retail-Apparel/Shoe — 1.5%
Finish Line, Inc., Class A	82,000	1,528,480
Retail-Automobile — 1.2%
Lithia Motors, Inc., Class A	29,100	1,259,157
Retail-Restaurants — 1.0%
Domino’s Pizza, Inc.	20,800	968,656
Steel-Producers — 1.5%
Carpenter Technology Corp.	28,700	1,501,871
Telecommunication Equipment — 2.0%
Tellabs, Inc.	862,366	1,966,194
Television — 1.0%
AMC Networks, Inc., Class A†	17,100	974,187
Therapeutics — 1.8%
Onyx Pharmaceuticals, Inc.†	22,800	1,767,456
Transport-Truck — 2.2%
Swift Transportation Co.†	159,800	2,182,868
Total Long-Term Investment Securities (cost $83,572,083)		89,152,154
REPURCHASE AGREEMENT — 8.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $8,116,000)	$8,116,000	8,116,000

1

TOTAL INVESTMENTS (cost $91,688,083) (2)	96.7%	97,268,154
Other assets less liabilities	3.3	3,291,365
NET ASSETS	100.0%	$100,559,519

†                                              Non-income producing security

(1)                                      See Note 2 for details of Joint Repurchase Agreement.

(2)                                      See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Airlines	$5,557,275	$—	$—	$5,557,275
Real Estate Investment Trusts	7,365,751	—	—	7,365,751
Other Industries*	76,229,128	—	—	76,229,128
Repurchase Agreement	—	8,116,000	—	8,116,000
Total	$89,152,154	$8,116,000	$—	$97,268,154

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — January 31, 2013 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.8%
Aerospace/Defense — 8.7%
Lockheed Martin Corp.	1,088,063	$94,520,033
Northrop Grumman Corp.	1,492,444	97,068,557
Raytheon Co.	1,746,444	92,002,670
		283,591,260
Aerospace/Defense-Equipment — 3.0%
Exelis, Inc.	8,802,869	96,743,530
Chemicals-Diversified — 3.3%
E.I. du Pont de Nemours & Co.	2,259,013	107,190,167
Coatings/Paint — 3.6%
Kronos Worldwide, Inc.(3)	6,088,122	118,048,686
Commercial Services-Finance — 7.4%
H&R Block, Inc.	5,509,567	125,452,841
Western Union Co.	7,927,574	112,809,378
		238,262,219
Computers — 7.9%
Dell, Inc.	10,404,340	137,753,461
Hewlett-Packard Co.	7,193,711	118,768,169
		256,521,630
Computers-Periphery Equipment — 3.0%
Lexmark International, Inc., Class A(3)	4,110,457	98,897,595
Electronic Components-Semiconductors — 3.1%
Intel Corp.	4,706,944	99,034,102
Enterprise Software/Service — 3.4%
CA, Inc.	4,408,164	109,410,630
Food-Misc./Diversified — 3.2%
Kraft Foods Group, Inc.	2,242,428	103,645,022
Medical-Drugs — 13.0%
Bristol-Myers Squibb Co.	3,037,696	109,782,334
Johnson & Johnson	1,401,239	103,579,587
Merck & Co., Inc.	2,222,621	96,128,358
Pfizer, Inc.	4,050,726	110,503,805
		419,994,084
Metal-Copper — 3.4%
Southern Copper Corp.	2,821,456	111,137,152
Oil Companies-Integrated — 3.3%
Chevron Corp.	925,004	106,514,211
Printing-Commercial — 2.9%
R.R. Donnelley & Sons Co.(3)	10,393,477	95,619,988
Publishing-Newspapers — 3.5%
Gannett Co., Inc.	5,722,099	112,324,803
Retail-Computer Equipment — 3.2%
GameStop Corp., Class A	4,428,152	102,733,126
Retail-Office Supplies — 3.7%
Staples, Inc.	8,780,825	118,365,521
Retail-Restaurants — 3.4%
McDonald’s Corp.	1,155,402	110,098,257
Telephone-Integrated — 6.2%
AT&T, Inc.	2,918,998	101,551,940
Verizon Communications, Inc.	2,296,145	100,134,884
		201,686,824
Tobacco — 9.6%
Altria Group, Inc.	3,110,159	104,750,155
Lorillard, Inc.	2,608,602	101,918,080
Reynolds American, Inc.	2,365,434	104,031,788
		310,700,023
Total Long-Term Investment Securities (cost $2,891,616,632)		3,200,518,830
REPURCHASE AGREEMENT — 2.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $71,349,000)	$71,349,000	71,349,000
TOTAL INVESTMENTS (cost $2,962,965,632) (2)	101.0%	3,271,867,830
Liabilities in excess of other assets	(1.0)	(30,926,847)
NET ASSETS	100.0%	$3,240,940,983

(1)                                 See Note 2 for details of Joint Repurchase Agreement.

(2)                                 See Note 4 for cost of investments on a tax basis.

(3)                                 See Note 3.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$283,591,260	$—	$—	$283,591,260
Commercial Services-Finance	238,262,219	—	—	238,262,219
Computers	256,521,630	—	—	256,521,630
Medical-Drugs	419,994,084	—	—	419,994,084
Telephone-Integrated	201,686,824	—	—	201,686,824
Tobacco	310,700,023	—	—	310,700,023
Other Industries*	1,489,762,790	—	—	1,489,762,790
Repurchase Agreement	—	71,349,000	—	71,349,000
Total	$3,200,518,830	$71,349,000	$—	$3,271,867,830

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — January 31, 2013 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 100.4%
Aerospace/Defense — 3.3%
Boeing Co.	9,587	$708,192
General Dynamics Corp.	15,077	999,605
Lockheed Martin Corp.	21,991	1,910,358
Northrop Grumman Corp.	14,950	972,348
Raytheon Co.	14,007	737,889
		5,328,392
Apparel Manufacturers — 1.4%
Jones Group, Inc.	117,459	1,409,508
VF Corp.	5,616	828,809
		2,238,317
Auto/Truck Parts & Equipment-Original — 1.2%
Autoliv, Inc.	15,195	999,831
Dana Holding Corp.	59,780	961,262
		1,961,093
Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	43,156	1,172,117
Banks-Super Regional — 1.9%
Wells Fargo & Co.	91,161	3,175,138
Beverages-Non-alcoholic — 0.8%
Coca-Cola Enterprises, Inc.	37,460	1,306,230
Beverages-Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	29,200	1,889,240
Building-Heavy Construction — 0.3%
Tutor Perini Corp.†	31,448	521,722
Cable/Satellite TV — 1.4%
Comcast Corp., Class A	61,116	2,327,297
Chemicals-Diversified — 0.6%
Dow Chemical Co.	32,637	1,050,911
Commercial Services-Finance — 1.7%
Equifax, Inc.	20,271	1,189,908
H&R Block, Inc.	67,665	1,540,732
		2,730,640
Computers — 0.5%
Hewlett-Packard Co.	52,089	859,989
Consumer Products-Misc. — 0.5%
Clorox Co.	10,485	822,129
Cosmetics & Toiletries — 2.8%
Procter & Gamble Co.	60,615	4,555,823
Diversified Banking Institutions — 6.6%
Bank of America Corp.	260,967	2,954,147
Citigroup, Inc.	67,852	2,860,640
Goldman Sachs Group, Inc.	6,271	927,230
JPMorgan Chase & Co.	84,874	3,993,322
		10,735,339
Diversified Manufacturing Operations — 3.2%
General Electric Co.	211,492	4,712,042
ITT Corp.	19,327	496,317
		5,208,359
E-Commerce/Services — 0.9%
Expedia, Inc.	22,771	1,485,808
Electric-Generation — 1.1%
AES Corp.	159,944	1,733,793
Electric-Integrated — 2.8%
Ameren Corp.	61,469	1,994,055
Exelon Corp.	80,457	2,529,568
		4,523,623
Electronic Components-Semiconductors — 2.2%
Intel Corp.	174,975	3,681,474
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	13,246	1,005,636
Engineering/R&D Services — 1.8%
EMCOR Group, Inc.	46,789	1,699,844
Engility Holdings, Inc.†	2,207	42,485
URS Corp.	28,702	1,190,559
		2,932,888
Enterprise Software/Service — 0.7%
CA, Inc.	46,619	1,157,084
Finance-Credit Card — 1.3%
Visa, Inc., Class A	14,037	2,216,583
Finance-Other Services — 3.1%
CME Group, Inc.	50,697	2,932,314
NASDAQ OMX Group, Inc.	50,890	1,441,205
NYSE Euronext	21,236	734,129
		5,107,648
Food-Confectionery — 2.0%
Hershey Co.	22,583	1,794,219
J.M. Smucker Co.	16,582	1,469,663
		3,263,882
Food-Misc./Diversified — 0.4%
Kellogg Co.	12,739	745,232
Gold Mining — 0.6%
Newmont Mining Corp.	21,302	915,134
Instruments-Controls — 0.4%
Watts Water Technologies, Inc., Class A	13,393	617,417
Insurance Brokers — 2.5%
Marsh & McLennan Cos., Inc.	114,897	4,076,546
Insurance-Life/Health — 0.7%
CNO Financial Group, Inc.	110,595	1,135,811
Insurance-Multi-line — 0.9%
MetLife, Inc.	40,708	1,520,037
Insurance-Property/Casualty — 1.6%
Mercury General Corp.	44,932	1,779,307
Selective Insurance Group, Inc.	44,882	920,530
		2,699,837
Investment Management/Advisor Services — 2.4%
Federated Investors, Inc., Class B	33,351	789,085
Legg Mason, Inc.	54,479	1,506,344
National Financial Partners Corp.†	95,950	1,689,680
		3,985,109
Medical Products — 1.1%
Covidien PLC	28,083	1,750,694
Medical-Biomedical/Gene — 2.0%
Amgen, Inc.	38,920	3,326,103
Medical-Drugs — 4.2%
Bristol-Myers Squibb Co.	139,072	5,026,062

Forest Laboratories, Inc.†	49,034	1,779,934
		6,805,996
Medical-HMO — 2.8%
Coventry Health Care, Inc.	26,435	1,211,516
Humana, Inc.	7,009	521,189
UnitedHealth Group, Inc.	35,410	1,954,986
WellPoint, Inc.	15,189	984,551
		4,672,242
Multimedia — 7.1%
News Corp., Class A	130,420	3,617,851
Time Warner, Inc.	99,794	5,041,593
Walt Disney Co.	53,762	2,896,696
		11,556,140
Networking Products — 1.9%
Cisco Systems, Inc.	148,805	3,060,919
Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	11,323	906,067
Apache Corp.	14,538	1,217,703
Devon Energy Corp.	18,059	1,032,794
Vaalco Energy, Inc.†	119,868	1,017,679
		4,174,243
Oil Companies-Integrated — 5.2%
ConocoPhillips	75,953	4,405,274
Hess Corp.	26,489	1,779,001
Phillips 66	37,975	2,300,146
		8,484,421
Oil Field Machinery & Equipment — 0.7%
National Oilwell Varco, Inc.	15,524	1,150,949
Oil Refining & Marketing — 0.5%
Delek US Holdings, Inc.	23,604	801,828
Oil-Field Services — 0.6%
Baker Hughes, Inc.	21,151	945,873
Paper & Related Products — 0.2%
Domtar Corp.	4,100	341,243
Power Converter/Supply Equipment — 0.9%
Power-One, Inc.†	360,304	1,448,422
Printing-Commercial — 0.3%
R.R. Donnelley & Sons Co.	46,766	430,247
Publishing-Books — 0.8%
McGraw-Hill Cos., Inc.	21,822	1,255,201
Real Estate Investment Trusts — 0.9%
Anworth Mortgage Asset Corp.	224,170	1,403,304
Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	6,842	630,422
Retail-Discount — 1.2%
Wal-Mart Stores, Inc.	27,257	1,906,627
Retail-Drug Store — 1.2%
CVS Caremark Corp.	38,732	1,983,078
Retail-Regional Department Stores — 0.8%
Macy’s, Inc.	31,394	1,240,377
Semiconductor Equipment — 1.2%
Applied Materials, Inc.	68,567	885,200
KLA-Tencor Corp.	19,304	1,059,983
		1,945,183
Steel-Producers — 0.7%
Nucor Corp.	25,375	1,167,504
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	69,552	834,624
Telecom Services — 0.5%
USA Mobility, Inc.	69,827	807,200
Telephone-Integrated — 3.0%
AT&T, Inc.	72,611	2,526,137
Verizon Communications, Inc.	55,819	2,434,266
		4,960,403
Television — 1.4%
CBS Corp., Class B	53,871	2,247,498
Tobacco — 1.7%
Altria Group, Inc.	46,158	1,554,601
Reynolds American, Inc.	26,813	1,179,236
		2,733,837
Transport-Rail — 1.1%
Union Pacific Corp.	13,631	1,791,931
Transport-Truck — 0.2%
Werner Enterprises, Inc.	12,142	286,794
Wireless Equipment — 0.8%
Motorola Solutions, Inc.	22,471	1,312,082
Total Long-Term Investment Securities (cost $146,201,586)		164,141,663
REPURCHASE AGREEMENT — 0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,374,000)	$1,374,000	1,374,000
TOTAL INVESTMENTS (cost $147,575,586) (2)	101.2%	165,515,663
Liabilities in excess of other assets	(1.2)	(2,035,452)
NET ASSETS	100.0%	$163,480,211

†                                         Non-income producing security

(1)                                 See Note 2 for details of Joint Repurchase Agreement.

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$10,735,339	$—	$—	$10,735,339
Multimedia	11,556,140	—	—	11,556,140
Oil Companies-Integrated	8,484,421	—	—	8,484,421
Other Industries*	133,365,763	—	—	133,365,763
Repurchase Agreement	—	1,374,000	—	1,374,000
Total	$164,141,663	$1,374,000	$—	$165,515,663

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security,  developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of January 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s (the “Fund”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreement

As of January 31, 2013, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	4.17%	$10,857,000
Focused Small-Cap Growth	2.50	6,521,000
Focused Small-Cap Value	3.12	8,116,000
Focused Dividend Strategy	27.39	71,349,000
SunAmerica Strategic Value	0.53	1,374,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $260,498,000, a repurchase price of $260,498,072 and a maturity date of February 1, 2013.  The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value

U.S. Treasury Bonds	3.50%	02/15/2039	$100,000,000	$109,748,000
U.S. Treasury Bonds	4.38	11/15/2039	50,000,000	62,770,000
U.S. Treasury Notes	0.50	07/31/2017	46,900,000	46,365,059
U.S. Treasury Notes	1.00	01/15/2014	46,440,000	46,826,985

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”) and other affiliated securities as defined by section 2(a)(3) of the Investment Company Act of 1940. For the three months ended January 31, 2013, transactions in these securities were as follows:

Focused Multi-Asset Strategy

		Capital Gain	Market				Change in	Market
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	October 31, 2012	Purchases†	from Sales	Gain (Loss)	Gain (Loss)	January 31, 2013

SunAmerica Equity Funds
SunAmerica International Dividend Strategy Fund, Class A	$298,590	$—	$18,499,077	$755,183	$2,039,575	$(255,584)	$1,700,759	$18,659,860
SunAmerica Japan Fund, Class A	437,150	—	18,359,442	1,396,152	2,039,575	109,586	956,235	18,781,840
SunAmerica Value Fund, Class A	158,535	—	19,425,044	176,775	2,046,743	171,239	882,712	18,609,027
SunAmerica Income Funds
SunAmerica Strategic Bond Fund, Class A	213,041	—	19,091,522	1,625,030	2,039,575	54,236	(48,120)	18,683,093
SunAmerica U.S. Government Securities Fund, Class A	87,090	222,057	18,160,340	3,119,036	2,039,575	107,245	(610,007)	18,737,039
SunAmerica Series, Inc.
Focused Dividend Strategy Portfolio, Class A	211,868	236,321	19,556,573	466,429	2,156,012	238,394	501,748	18,607,132
Focused Large-Cap Growth Portfolio, Class A	—	—	40,566,054	18,240	5,405,931	589,636	1,726,443	37,494,442
Focused Small-Cap Growth Portfolio, Class A	—	—	37,812,938	18,240	2,744,412	(104,263)	2,487,147	37,469,650
Focused Small-Cap Value Portfolio, Class A	337,225	—	37,614,992	355,466	2,774,640	872,306	1,419,550	37,487,674
SunAmerica Strategic Value Portfolio, Class A	257,491	—	19,868,140	275,730	2,679,345	270,305	879,770	18,614,600
SunAmerica Specialty Series
SunAmerica Alternative Strategies Fund, Class A	—	—	36,969,318	3,395,838	2,039,575	(438,381)	(515,934)	37,371,266
SunAmerica Focused Alpha Growth Fund, Class A	—	2,040,598	18,572,849	3,414,399	2,039,575	(74,764)	(1,171,137)	18,701,772
SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,819,267	41,668,941	1,837,507	6,670,148	166,050	279,454	37,281,804
SunAmerica Global Trends Fund, Class A	—	—	38,327,459	18,236	2,137,010	(94,088)	1,246,494	37,361,091
	$2,000,990	$4,318,243	$384,492,689	$16,872,261	$38,851,691	$1,611,917	$9,735,114	$373,860,290

† Includes reinvestment of distributions paid.

Focused Balanced Strategy

		Capital Gain	Market				Change in	Market
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	October 31, 2012	Purchases†	from Sales	Gain (Loss)	Gain (Loss)	January 31, 2013

SunAmerica Equity Funds
SunAmerica International Dividend Strategy Fund, Class A	$—	$—	$—	$8,781,033	$—	$—	$—	$8,781,033
SunAmerica Value Fund, Class A	117,685	—	14,046,150	3,385,838	734,959	37,785	761,452	17,496,266
SunAmerica Income Funds
SunAmerica GNMA Fund, Class A	200,833	88,199	28,943,119	350,266	19,965,542	(714,073)	239,629	8,853,399
SunAmerica Strategic Bond Fund, Class A	76,484	—	6,857,018	11,426,236	734,959	32,602	(31,011)	17,549,886
SunAmerica U.S. Government Securities Fund, Class A	40,855	103,775	8,404,582	10,143,661	734,959	44,065	(280,783)	17,576,566
SunAmerica Series, Inc.
Focused Dividend Strategy Portfolio, Class A	213,718	238,383	19,086,438	513,335	2,889,594	1,257,153	(491,697)	17,475,635
Focused Large-Cap Growth Portfolio, Class A	—	—	14,252,827	3,244,627	734,959	245,237	568,808	17,576,540
Focused Small-Cap Growth Portfolio, Class A	—	—	7,913,250	1,120,953	734,959	(74,095)	552,886	8,778,035
Focused Small-Cap Value Portfolio, Class A	27,881	—	3,406,936	5,916,479	734,959	(94,273)	277,957	8,772,140
SunAmerica Strategic Value Portfolio, Class A	168,734	—	12,353,991	168,734	1,049,526	(72,400)	850,623	12,251,422
SunAmerica Specialty Series
SunAmerica Alternative Strategies Fund, Class A	—	—	9,572,176	61,234	5,023,191	(884,046)	639,342	4,365,515
SunAmerica Focused Alpha Growth Fund, Class A	—	1,506,697	13,344,780	1,567,931	1,711,743	148,866	(1,051,148)	12,298,686
SunAmerica Focused Alpha Large-Cap Fund, Class A	—	712,477	16,302,892	773,711	1,513,346	46,196	130,564	15,740,017
SunAmerica Global Trends Fund, Class A	—	—	22,647,991	61,250	15,541,564	(136,335)	826,406	7,857,748
	$846,190	$2,649,531	$177,132,150	$47,515,288	$52,104,260	$(163,318)	$2,993,028	$175,372,888

† Includes reinvestment of distributions paid.

Focused Dividend Strategy

		Capital Gain	Market				Change in	Market
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	October 31, 2012	Purchases	from Sales	Gain (Loss)	Gain (Loss)	January 31, 2013

Kronos Worldwide, Inc.	$487,194	$—	$—	$96,235,907	$—	$—	$21,812,779	$118,048,686
Lexmark International, Inc., Class A	919,599	—	—	97,613,515	—	—	1,284,080	98,897,595
R.R. Donnelley & Sons Co.	4,728,451	—	80,132,114	21,981,521	—	—	(6,493,647)	95,619,988
	$6,135,244	$—	$80,132,114	$215,830,943	$—	$—	$16,603,212	$312,566,269

Note 4. Federal Income Taxes

As of January 31, 2013, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy	Large-Cap Growth	Small-Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$377,054,071	$166,390,275	$262,283,145	$126,002,982
Appreciation	15,323,596	12,588,039	32,343,349	14,061,569
Depreciation	(18,517,377)	(3,605,426)	(8,339,676)	(4,243,839)
Net unrealized appreciation (depreciation)	$(3,193,781)	$8,982,613	$24,003,673	$9,817,730

	Focused	Focused	SunAmerica Strategic
	Small-Cap Value	Dividend Strategy	Value
	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$93,635,409	$2,965,708,752	$148,558,514
Appreciation	7,787,663	350,274,157	23,511,878
Depreciation	(4,154,918)	(44,115,079)	(6,554,729)
Net unrealized appreciation (depreciation)	$3,632,745	$306,159,078	$16,957,149

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 28, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 28, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 28, 2013